Note 15 - Stock-Based Compensation Plans	12 Months Ended
Jan. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 15 - Stock-Based Compensation Plans

We maintain stock option plans for directors, officers, employees and other service providers. Options to purchase our common shares are granted at an exercise price equal to the fair market value of our common shares on the day of the grant. This fair market value is determined using the closing price of our common shares on the TSX on the day immediately preceding the date of the grant.

Employee stock options generally vest over a five-year period starting from their grant date and expire seven years from the grant date. Directors’ and officers’ stock options generally have quarterly vesting over a three- to five-year period. We issue new shares from treasury upon the exercise of a stock option.

As of January 31, 2012, we had 2,973,251 stock options granted and outstanding under our shareholder-approved stock option plan and 212,218 remained available for grant. In addition, we had 14,000 stock options outstanding not approved by shareholders.

Total estimated stock-based compensation expense recognized under ASC Topic 718 related to all of our stock options was included in our consolidated statement of operations as follows:

Year Ended	January 31,	January 31,	January 31,
	2012	2011	2010
Cost of revenues	110	73	172
Sales and marketing	251	229	815
Research and development	308	130	374
General and administrative	544	644	2,010
Effect on net income	1,213	1,076	3,371

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $0.5 million recognized in the United States ($0.3 million at January 31, 2011). We realized a nominal tax benefit in connection with stock options exercised during 2012.

As of January 31, 2012, $1.0 million of total unrecognized compensation costs, net of forfeitures, related to unvested awards is expected to be recognized over a weighted average period of 1.3 years. The total fair value of stock options vested during 2012 was $1.1 million.

The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of the option in effect at the time of the grant. The expected option life is based on the historical life of our granted options and other factors.

Assumptions used in the Black-Scholes model were as follows:

Year Ended	January 31, 2012		January 31, 2011	January 31, 2010
	Weighted-Average	Range	Weighted-Average	Range	Weighted-Average	Range
Expected dividend yield (%)	-	-	-	-	-	-
Expected volatility (%)	33.6	N/A	37.3	34.6 to 37.9	43.3	42.7 to 43.5
Risk-free rate (%)	2.4	N/A	2.5	1.8 to 2.6	2.0	1.9 to 2.3
Expected option life (years)	5	N/A	5	5	5	5

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2011	3,760,153	$4.06
Granted	284,534	$6.38
Exercised	(691,025)	$2.49
Forfeited	(182,854)	$5.70
Expired	(183,557)	$12.42
Balance at January 31, 2012	2,987,251	$3.97	2.9	11.7

Vested or expected to vest at January 31, 2012	2,886,231	$3.96	2.9	11.6

Exercisable at January 31, 2012	2,304,713	$3.70	2.4	9.6

The weighted average grant-date fair value of options granted during 2012, 2011 and 2010 was $2.18, $2.27, and $1.26 per option, respectively. The total intrinsic value of options exercised during 2012, 2011 and 2010 was approximately $2.9 million, $1.0 million and $3.5 million, respectively.

Options outstanding and options exercisable as at January 31, 2012 by range of exercise price are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$2.41 – $2.77	$2.53	344,340	0.3	$2.53	344,340
$3.06– $3.78	$3.31	1,286,531	3.4	$3.30	1,005,829
$4.08 – $4.94	$4.40	922,900	1.9	$4.40	883,150
$6.19 – $7.03	$6.24	433,480	5.8	$6.25	71,394
	$3.97	2,987,251	2.9	$3.70	2,304,713

A summary of the status of our unvested stock options under our shareholder-approved stock option plan and stock option plans not approved by shareholders as of January 31, 2012 is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2011	1,129,366	$1.60
Granted	284,534	$2.18
Vested	(570,008)	$1.87
Forfeited	(161,354)	$2.09
Balance at January 31, 2012	682,538	$1.89

Deferred Share Unit Plan

Our board of directors adopted a deferred share unit plan effective as of June 28, 2004 pursuant to which non-employee directors are eligible to receive grants of deferred share units (“DSUs”), each of which has an initial value equal to the weighted-average closing price of our common shares for the five trading days preceding the grant date. The plan allows each director to choose to receive, in the form of DSUs, all, none or a percentage of the eligible director’s fees which would otherwise be payable in cash. If a director has invested less than the minimum amount of equity in Descartes, as prescribed from time to time by the board of directors (currently $80,000), then the director must take at least 50% of the base annual fee for serving as a director (currently $30,000) in the form of DSUs. Each DSU fully vests upon award but is distributed only when the director ceases to be a member of the board of directors. Vested units are settled in cash based on our common share price when conversion takes place.

A summary of activity under our DSU plan is as follows:

Number of DSUs Outstanding
Balance at January 31, 2011	106,383
Granted	16,742
Settled in cash	(39,065)
Balance at January 31, 2012	84,060

As at January 31, 2012, the total number of DSUs held by participating directors was 84,060, representing an aggregate accrued liability of $0.7 million ($0.7 million at January 31, 2011). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $0.1 million, $0.1 million and $0.3 million for 2012, 2011 and 2010, respectively.

Restricted Share Unit Plan

Our board of directors adopted a restricted share unit plan effective as of May 23, 2007 pursuant to which certain of our employees and outside directors are eligible to receive grants of restricted share units, each of which has an initial value equal to the weighted-average closing price of our common shares for the five trading days preceding the date of the grant. The RSUs generally vest based on continued employment and have annual vesting over three- to five-year periods. Vested units are settled in cash based on our common share price when conversion takes place, which is within 30 days following a vesting date and in any event prior to December 31st of the calendar year of a vesting date.

A summary of activity under our RSU plan is as follows:

	Number of RSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2011	413,235
Granted	284,801
Vested and settled in cash	(293,529)
Forfeited	(18,867)
Balance at January 31, 2012	385,640	1.8

Vested at January 31, 2012	20,144	-

Unvested at January 31, 2012	365,496	1.8

We have recognized the compensation cost of the RSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $1.2 million at January 31, 2012 ($1.1 million at January 31, 2011). As at January 31, 2012, the unrecognized aggregate liability for the unvested RSUs was $1.9 million ($1.7 million at January 31, 2011). The fair value of the RSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to RSUs recognized in our consolidated statements of operations was approximately $1.5 million, $1.5 million and $0.9 million for 2012, 2011 and 2010, respectively.